Accounts payable and accrued liabilities	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Accounts payable and accrued liabilities
14.	Accounts payable and accrued liabilities

	2020	2019
	$	$
Accounts payable	2,454,421	195,716
Accrued expenses	1,177,377	819,833
Accrued compensation	732,574	133,437

	4,364,372	1,148,986